Transactions with Related Parties and Affiliates (Details) (USD $)	12 Months Ended			11 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015	Jun. 14, 2012
Related Party Transaction [Line Items]
Total management fees	$ 50,359,000	$ 36,173,000	$ 31,689,000
General and administrative expenses	7,839,000	6,305,000	5,555,000
Due to related parties	1,880,000	204,000
Time charter revenues	227,356,000	198,159,000	205,435,000
Ultra-Handymax Vessels
Related Party Transaction [Line Items]
Daily management fee	4,000	4,650
Panamax Vessels
Related Party Transaction [Line Items]
Daily management fee	4,100	4,550
Capesize Vessels
Related Party Transaction [Line Items]
Daily management fee	5,100	5,650
Container vessel of TEU 6,800
Related Party Transaction [Line Items]
Daily management fee	6,500
Container of more than TEU 8,000
Related Party Transaction [Line Items]
Daily management fee	7,200
Container of more than TEU 13,000
Related Party Transaction [Line Items]
Daily management fee				8,500
Navios Apollon
Related Party Transaction [Line Items]
Vessel year built	2000
Vessel type	Ultra-Handymax
Time charter revenues	4,768,000	4,625,000	4,091,000
Profit sharing arrangements	The term of this charter was approximately two years, at a net daily rate of $12,500 for the first year and $13,500 for the second year, plus 50/50 profit sharing based on actual earnings. In January 2014, this charter was extended for approximately six months at a net daily rate of $13,500 plus 50/50 profit sharing based on actual earnings and in October 2014, this charter was further extended for approximately one year at a net daily rate of $12,500 plus 50/50 profit sharing based on actual earnings.
Navios Prosperity
Related Party Transaction [Line Items]
Vessel year built	2007
Vessel type	Panamax
Time charter revenues	4,317,000	4,401,000	2,364,000
Profit sharing arrangements	The term of this charter was approximately one year with two six-month extension options granted to Navios Holdings, at a net daily rate of $12,000 plus profit sharing. In April 2014, this charter was extended for approximately one year and the owners will receive 100% of the first $1,500 in profits above the base rate, and thereafter all profits will be split 50/50 to each party.
Navios Libra
Related Party Transaction [Line Items]
Vessel year built	1995
Vessel type	Panamax
Time charter revenues	4,034,000	4,471,000	902,000
Profit sharing arrangements	The term of this charter is approximately three years commencing in October 2012, at a net daily rate of $12,000 plus 50/50 profit sharing based on actual earnings.
Navios Felicity
Related Party Transaction [Line Items]
Vessel year built	1997
Vessel type	Panamax
Time charter revenues	4,383,000	2,848,000	0
Profit sharing arrangements	The term of this charter is approximately one year with two six-month extension options, at a net daily rate of $12,000 plus profit sharing. The owners will receive 100% of the first $1,500 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. In February 2014, Navios Holdings exercised its first option to extend this charter, and in August 2014, Navios Holdings exercised its second option.
Navios Aldebaran
Related Party Transaction [Line Items]
Vessel year built	2008
Vessel type	Panamax
Time charter revenues	4,036,000	2,293,000	0
Profit sharing arrangements	The term of this charter is approximately six months commencing in June 2013, at a net daily rate of $11,000 plus profit sharing, with a six-month extension option. In December 2013, Navios Holdings exercised its option to extend this charter, at a net daily rate of $11,000 plus profit sharing. The owners will receive 100% of the first $2,500 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. In July 2014, the Company further extended this charter for approximately six to nine months.
Navios Hope
Related Party Transaction [Line Items]
Vessel year built	2005
Vessel type	Panamax
Time charter revenues	3,395,000	1,874,000	0
Profit sharing arrangements	The term of this charter is approximately one year, at a net daily rate of $10,000. In December 2013, Navios Holdings extended this charter for approximately six months at a net daily rate of $10,000 plus 50/50 profit sharing based on actual earnings.
Navios Melodia
Related Party Transaction [Line Items]
Vessel year built	2010
Vessel type	Capesize
Time charter revenues	12,000	1,717,000	0
Profit sharing arrangements	The term of this charter was approximately four months which commenced in July 2013, at a net daily rate of $15,000. The charter contract was completed in October 2013.
Navios Pollux
Related Party Transaction [Line Items]
Vessel year built	2009
Vessel type	Capesize
Time charter revenues	2,496,000	1,509,000	0
Profit sharing arrangements	The term of this charter was approximately three months which commenced in August 2014, at a daily rate of $21,300 net per day. The charter contract was completed in November 2014.
Navios Buena Ventrura
Related Party Transaction [Line Items]
Acquisition cost					67,500,000
Navios Holdings
Related Party Transaction [Line Items]
General and administrative expenses	6,089,000	4,366,000	3,883,000
Due to related parties	1,880,000	204,000
Navios Holdings | Drydock and special survey expenses
Related Party Transaction [Line Items]
Due to related parties	2,155,000
Navios Holdings | Other Receivables
Related Party Transaction [Line Items]
Due from related parties	$ 275,000